[ALESCO FINANCIAL INC. LETTERHEAD]

October 20, 2009

Mr. Tom Kluck

Legal Branch Chief

Division of Corporation Finance

Mail Stop 3010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Alesco Financial Inc.
Amendment No. 2 to Registration Statement on Form S-4
File No. 333-159661
Filed September 30, 2009

Dear Mr. Kluck:

This letter is being submitted in response to the comments contained in the October 16, 2009 letter from the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to John J. Longino, Chief Financial Officer of Alesco Financial Inc. (the “Company” or “AFN”), with respect to the above-referenced Amendment No. 2 to Registration Statement on Form S-4 (the “Registration Statement”). For convenience of reference, the numbered Comments are included in italics followed by the Company’s response to that Comment.

On October 20, 2009, the Company filed Amendment No. 3 to the Registration Statement on Form S-4 (the “Amendment”). To the extent applicable, the Company has included the information described in its responses in the Amendment. In general, the information relating to the Company in this letter has been provided by the Company and its advisors, and the information related to Cohen Brothers, LLC (“Cohen”) has been provided by Cohen and its advisors.

The Company’s responses are as follows:

Prospectus Cover Page

1.	Your cover page is dense and appears to include more information than is required by Item 501 of Regulation S-K. Also some of the information is repeated in the summary. Please revise and reorganize your cover page to highlight the information that is key to your shareholders’ investment decisions. Please remove the information that is not required by Item 501 of Regulation S-K or is not key to an investment decision off the cover page of the prospectus.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure on the cover page of the Amendment.

Unaudited Comparative Per Share Data, page 33

2.	We note your response to comment 5 of our letter dated September 21, 2009. Please additionally revise to include equivalent pro forma per share data for Cohen, as required by Item 3(f) of Form S-4.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure on page 33 of the Amendment. In addition, as discussed with Jessica Barberich and Jonathan Wiggins on October 19, 2009, the Company has made corresponding revisions to the Cohen per share presentations on pages 357 and 358 of the Amendment.

Opinion of AFN’s Financial Advisor, page 94

3.	We note your response to comment 12 of our letter dated September 21, 2009 and the revised disclosure on page 98. The prior comment requested a discussion of the important assumptions used in this section and the bases for such figures. Please revise your disclosure accordingly.

Response:

In response to the Staff’s Comment, the Company has added disclosure beginning on page 98 of the Amendment.

Results of Operations – AFN

For the Six-Month Period Ended June 30, 2009, page 181

4.	On page 182, we note the disclosure that related party management compensation was $6.9 million the six months ended June 30, 2009. We further note that the company only incurred $0.2 million in base and incentive management fees. Please revise to clarify the makeup of the compensation that makes up the difference between related party management compensation and base and incentive management fees.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure on page 182 of the Amendment.

Overcollateralization and Other Credit Enhancement Tests, page 193

5.	In this subsection, please revise to match up your disclosure with the table on page 147 so that investors can place the disclosure into context.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure on pages 193 and 194 of the Amendment and added related subheadings to the table on page 147 of the Amendment.

MBS, page 193

6.	We note the disclosure here that the Kleros Real Estate I, II and IV have experienced events of default and that the controlling class debt holders of those CDOs have not exercised their right to liquidate. Please revise to discuss how a liquidation would affect AFN.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure beginning on page 193 of the Amendment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations of Cohen Brothers, LLC, page 221

Equity Based Compensation, page 226

7.	We note your response to our prior comment 16. If you relied on a third party expert for the valuations, you may need to revise to name the expert and include the consent of the independent valuation firm as an exhibit to the registration statement. Please refer to Securities Act Rule 436 and Question 141.02 of the Compliance and Disclosure Interpretations on Securities Act Sections, which can be found at http://www.sec.gov/divisions/corpfin/guidance/sasinterp.htm. Please revise or advise.

Response:

Cohen management determined the value of Cohen equity interests. In connection with its determination, Cohen management engaged an independent third party appraiser to assist management in developing an overall methodology to allow Cohen, as a private company, to determine the value of its equity at various points in time. The response to Comment 16 in AFN’s letter to the Staff dated September 30, 2009 with respect to Cohen’s engagement of a third party appraiser to “conduct independent appraisals” was intended to convey that Cohen collaborated with the appraiser in the development of a valuation model and provided the appraiser with the projected income statement and cash flow inputs, including contractual information and related interpretations as necessary, as well as market and economic factors for use in the valuation model. These projections included Cohen management’s expectations about business growth, new business lines, and ongoing costs. For equity grants made after the first quarter of 2007, Cohen did not retain an appraiser to assist with Cohen management’s valuation of Cohen equity interests; rather, Cohen management utilized internal valuation models that carried forward the methodology developed with the assistance of the appraiser.

Accordingly, we have revised the disclosure on pages 226 and F-171 of the Amendment to reflect the foregoing.

Consolidated Statements of Cash Flows for the Six-Month Period Ended June 30, 2009, page F-51

8.	We note your response to our prior comment 21. Please expand your disclosure in your footnotes to specifically state your accounting policy for your real estate owned including your classification as held for sale. Also disclose your accounting policy for classification of proceeds from sales of real estate owned in your statements of cash flows.

Response:

In response to the Staff’s Comment, the Company has revised the disclosure on pages 165 and F-58 of the Amendment.

Cohen Brothers, LLC Financial Statements

7. Goodwill, page F-118

9.

We note your response to our prior comment 23. You state that Cohen does not consider Strategos as an operating segment because the chief operating decision maker primarily reviews financial information and makes decisions about resource allocation at the asset management level. Specifically, we note that you use the term “primarily”; please further explain the information reviewed by the chief operating decision maker. Tell us whether the operating results of Strategos are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to Strategos and assess its performance. In addition, if Strategos were considered an operating segment, please tell us whether there are components of Strategos that would be considered reporting units under paragraph 30 of SFAS No. 142.

Response:

The term “primarily” was used in the previous response to acknowledge the fact that, in addition to reviewing the segment information (asset management, principal investing, and capital markets), the chief operating decision maker may consider other factors such as his expectations of future business opportunities, competitor information, and the overall market in making decisions regarding resource allocation.

The chief operating decision maker regularly reviews the quarterly financial statements. These financial statements include the segment data (as Cohen currently defines its segments) and do not include any data below the segment level.

The chief operating decision maker also reviews a monthly executive summary reporting package. That package is a consolidated reporting package. It does not include separate financial statements at the segment level or at the Strategos level. His focus is mainly on the revenue line items, as they closely mirror Cohen’s segment revenue. There is select “drill down” information included for the revenue and compensation expense line items that in some cases includes information at the Strategos level. However, there are no profitability metrics presented at the Strategos level and, other than the compensation expense at the Strategos level, there are no drill downs of expense line items. So, although there is certain financial information included in the reporting package at the Strategos level, Cohen does not believe that the review of this information would elevate Strategos from a component to a reportable segment.

There are no components of Strategos that would be considered reporting units under paragraph 30 of SFAS No. 142. Cohen does not prepare any financial statements (departmental or otherwise) below the Strategos level (or below any entity at the same level as Strategos). Therefore, even if one were to conclude that Strategos was more appropriately designated as a reportable segment, such change would have no impact on the goodwill allocation, since there is no component below Strategos to which goodwill could have been allocated.

The Company hereby acknowledges that (i) the Company is responsible for the adequacy and the accuracy of the disclosure in its filings with the SEC; (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the SEC from taking any action with respect to the filings; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

For further information or clarification with respect to the Company’s responses to the Staff’s Comments, please feel free to contact me at (215) 701-9555.

Sincerely,

/s/ JOHN J. LONGINO
John J. Longino
Chief Financial Officer

cc:	Darrick M. Mix, Esq. | Duane Morris LLP
Thomas R. Salley, Esq. | Cooley Godward Kronish LLP
Kathleen L. Werner, Esq. | Clifford Chance US LLP